STOCKHOLDERS' EQUITY (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Non-vested restricted shares at January 1, 2012	0
Awarded	111,691
Vested	0
Forfeited	0
Non-vested restricted shares at December 31, 2012	111,691
Non-vested restricted shares at January 1, 2012	$ 0
Awarded	$ 10.18
Vested	$ 0
Forfeited	$ 0
Non-vested restricted shares at December 31, 2012	$ 10.18